CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 43,830	$ 31,855	$ (302,418)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	34,433	29,548	20,968
Amortization of intangible assets	604	144	731
Amortization of convertible debt issuance cost	699
Stock-based compensation	19,964	19,358	16,607
Provision for allowance for doubtful accounts	10,385	3,869	2,530
Deferred income taxes	1,782	(3,515)	(929)
Loss (income) from equity method investments, net	(9,525)	10,730	(1,466)
Realized loss (gain) on long-term investments	7,387	(55,563)
Investment impairment (Note 4)	6,134	18,498	281,548
Goodwill impairment			68,891
Foreign exchange loss (gains)	96	(14)	(2,979)
Gain on disposal of property and equipment	(41)	(254)	(64)
Change in fair value of investor option liability (Note 17)	(21,064)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(61,787)	(26,222)	(19,819)
Prepaid expenses and other current assets	9,593	(6,940)	(7,600)
Other assets	(4,380)	3,555	(6,348)
Accounts payable	42	32	(109)
Accrued liabilities	35,238	25,223	36,786
Income taxes payable	7,686	(1,290)	(2,990)
Deferred revenues	(7,449)	(16,400)	(16,815)
Others	86
Net cash provided by operating activities	73,713	32,614	66,524
Cash flows from investing activities:
Purchases of short-term investments	(1,661,286)	(1,219,910)	(631,718)
Maturities of short-term investments	1,225,993	871,378	719,867
Cash paid for business combination, net of cash acquired	(3,355)
Purchases of property and equipment	(97,685)	(53,235)	(54,913)
Cash paid (including prepayments) on long-term investments	(63,066)	(45,180)	(251,450)
Proceeds from disposal of CRIC		85,472
Proceeds from disposal of Tudou		9,528
Net cash used in investing activities	(599,399)	(351,947)	(218,214)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to stock plans	11,331	4,405	6,191
Proceeds from sales of non-controlling interests in subsidiaries	588,392	91	5,702
Cash paid for purchase of non controlling interests in subsidiary	(45,876)
Proceeds from issuance of senior convertible notes, net of issuance costs (Note 18)	783,227
Repurchase of ordinary shares ( Note 18)	(99,975)
Other financing activities		(200)	1,641
Net cash provided by financing activities	1,237,099	4,296	13,534
Effect of exchange rate change on cash and cash equivalents	5,037	883	8,517
Net increase (decrease) in cash and cash equivalents	716,450	(314,154)	(129,639)
Cash and cash equivalents at the beginning of the year	199,826	513,980	643,619
Cash and cash equivalents at the end of the year	916,276	199,826	513,980
Supplemental disclosures:
Cash paid for income taxes	5,407	(7,707)	(9,093)
Cash paid for interest	0	0	0
Conversion of convertible debts into ordinary shares		2,000	96,798
Exchanges of long-term investments in Tudou and CRIC for the investments in Tudou Youku and E-house, respectively		$ 258,094